CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Current assets:
Cash and cash equivalents	$ 288,782	$ 332,509
Time deposits with original maturities over three months	324,949	145,139
Restricted cash	8,663	22,260
Accounts receivable, net of allowance for doubtful accounts of $47,162 and $41,618 as of June 30, 2019 and 2020, respectively	242,449	282,594
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $6,981 and $6,150 as of June 30, 2019 and 2020, respectively	186,879	197,955
Accounts receivable retention	6,088	5,468
Other receivables, net of allowance for doubtful accounts of $4,879 and $6,224 as of June 30, 2019 and 2020, respectively	28,257	27,109
Advances to suppliers	17,255	12,901
Amounts due from related parties	21,444	36,295
Inventories	48,210	42,983
Prepaid expenses	648	644
Income tax recoverable	870	3,621
Total current assets	1,174,494	1,109,478
Non-current assets:
Restricted cash	21,652	3,618
Costs and estimated earnings in excess of billings	2,309
Accounts receivable retention	4,717	6,390
Prepaid expenses	6	2
Property, plant and equipment, net	78,050	76,006
Prepaid land leases	15,742	16,599
Intangible assets, net	1,713	1,383
Investments in equity investees	41,133	40,386
Investments securities	4,640	4,776
Goodwill	1,460	37,054
Deferred tax assets	8,909	13,725
Operating lease right-of-use assets	6,010
Total non-current assets	186,341	199,939
Total assets	1,360,835	1,309,417
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $17,776 and $6,919 as of June 30, 2019 and 2020, respectively):
Derivative financial liability		758
Short-term bank loans	0	1,909
Current portion of long-term loans	320	20,310
Accounts payable	117,460	110,384
Construction costs payable	2,350	94
Deferred revenue	139,242	141,385
Accrued payroll and related expenses	17,245	14,512
Income tax payable	3,142	2,541
Warranty liabilities	6,604	8,039
Other tax payables	3,279	665
Accrued liabilities	31,595	35,507
Amounts due to related parties	3,576	5,395
Operating lease liabilities	2,489
Total current liabilities	327,302	341,499
Non-current liabilities (including amounts of the VIE without recourse to the primary beneficiary of nil and nil as of June 30, 2019 and 2020, respectively):
Accrued liabilities	5,635	3,530
Long-term loans	15,780	978
Deferred tax liabilities	13,940	12,173
Accounts payable	2,530
Warranty liabilities	3,460	4,077
Operating lease liabilities	3,302
Total non-current liabilities	44,647	20,758
Total liabilities	371,949	362,257
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares and 60,537,099 shares issued and outstanding as of June 30, 2019 and 2020, respectively	61	60
Additional paid-in capital	224,043	223,634
Statutory reserves	49,423	48,698
Retained earnings	774,473	708,515
Accumulated other comprehensive income	(63,517)	(35,521)
Total Hollysys Automation Technologies Ltd. stockholders' equity	984,483	945,386
Non-controlling interests	4,403	1,774
Total equity	988,886	947,160
Total liabilities and equity	$ 1,360,835	$ 1,309,417